Other reserves, derivative warrant liabilities, and earnouts liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other reserves, derivative warrant liabilities, and earnouts liabilities
Summary of derivative warrant liabilities

	As of 31 December
	2024	2023
	USD	USD
Opening balance	106,420	1,317,091
Change in fair value during the year	562,736	(1,210,671)
Ending balance	669,156	106,420